NOTES PAYABLE	9 Months Ended
Sep. 30, 2015
NOTES PAYABLE
NOTES PAYABLE

4. NOTES PAYABLE

During August 2014, the Company received $45,000 in cash for a $50,000 promissory note due in June 2015. The promissory note has no stated interest rate. The Company is recognizing the $5,000 original issue discount as interest expense over the life of the promissory note. During the six months ended June 30, 2015, this loan was assigned to a third party and exchanged for convertible notes. No gain or loss was recorded on the debt extinguishment.

During the year ended December 31, 2014, the Company received $100,000 in cash from third parties in exchange for $100,000 of notes payable bearing interest at 1% per annum. During the nine months ended September 30, 2015, $100,000 of these notes payable was assigned to a third party and exchanged for convertible notes.